Operating Segment Information	12 Months Ended
Dec. 31, 2025
Operating Segment Information [Abstract]
OPERATING SEGMENT INFORMATION
4.	OPERATING SEGMENT INFORMATION

The Group now operates its businesses in five reportable and operating segments: capital market solutions segment, digital solutions and other services segment, media and entertainment segment, hotel operations, hospitality and VIP services segment and strategic investment segment. The following summary describes the operations in each of the Group’s reportable and operating segment:

The Group’s reportable and operating segments are therefore as follows:

(a)	The capital market solutions segment assists customers in raising funds through equity and debt financing, private placements and debt issuances, providing financial advisory services (including but not limited to domestic and cross border advisory services for merger and acquisitions) and providing asset management products and services.

(b)	The digital solutions and other services segment provides its institutional and corporate clients with exclusive, paid access to enhance their investor communication, investor relations and corporate communication to potentially maximize their valuation, as well as provides digital financial solution services.

(c)	Media and entertainment segment engages in the provision of print and digital advertising campaigns, licensing, and value-added marketing services including branded content, video production, social media activation, event creation, and experiential marketing, among other services.

(d)	Hotel operations, hospitality and VIP services segment engages in hotel investments, hotel operations, hospitality and VIP services.

(e)	The strategic investment segment engages in proprietary investments and management of global investment portfolio (including listed and unlisted equity shares investments and movie right investments).

Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resources allocation and performance assessment. Segment performance is evaluated based on reportable segment result, which is a measure of profit before tax from operations. The profit before tax from operations is measured after allocation of CECL, attributable costs of specialized staff, commission paid to asset management segment consistently with the Group’s profit before tax from operations. Net fair value change on derivative financial liability, other income, other gain, finance costs and corporate expenses such as staff costs not directly attributable to segments, office rental and administrative expenses are excluded from such measurement.

Segment assets exclude property, plant and equipment other than properties, amounts due from immediate holding company, prepayments, deposits and other receivables, tax recoverable, cash and bank balances and other unallocated head office and corporate assets as these assets are managed on a group basis.

Segment liabilities exclude tax payable, bank borrowings, deferred tax liabilities and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

Segment revenue and results

The following tables present information by segment, with prior period segment information retrospectively recast to conform to current period presentation:

For the year ended December 31, 2025

	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	2,889	17,740	27,965	—	48,594
—others	—	—	—		52,621	52,621

	—	2,889	17,740	27,965	52,621	101,215
Cost of production and hotel operation	—	—	(8,206)	(11,774)	—	(19,980)
Staff costs	—	(428)	(6,807)	(4,876)	—	(12,111)
Depreciation	—	—	(538)	(9,033)	—	(9,571)
Other segment expenses	—	—	(2,027)	(380)	—	(2,407)

Segment results	—	2,461	162	1,902	52,621	57,146
Unallocated other income						33,632
Unallocated other gain						1,514
Unallocated finance costs						(12,742)
Corporate and other unallocated expenses						(10,731)

Profit before tax						68,819

Other segment information
Depreciation and amortization						9,913

For the year ended December 31, 2024

	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	3,396	18,859	23,132	—	45,387
—others	—	—	—	—	35,070	35,070

	—	3,396	18,859	23,132	35,070	80,457
Cost of production and hotel operation	—	—	(7,102)	(8,510)	—	(15,612)
Staff costs	—	(772)	(7,340)	(3,844)	—	(11,956)
Depreciation	—	—	(304)	(6,426)	—	(6,730)
Other segment expenses	—	—	(2,041)	(5,296)	—	(7,337)
Segment results	—	2,624	2,072	(944)	35,070	38,822
Unallocated other income						18,931
Unallocated other gain						24,757
Unallocated finance costs						(13,425)
Corporate and other unallocated expenses						(13,868)

Profit before tax						55,217

Other segment information
Depreciation and amortization						6,845

For the year ended December 31, 2023

	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	13,469	14,474	10,301	—	38,244
—others	—	—	—	—	92,670	92,670
	—	13,469	14,474	10,301	92,670	130,914
Cost of production and hotel operation	—	—	(3,761)	(3,477)	—	(7,238)
Staff costs	(1,276)	(4,343)	(6,242)	(347)	—	(12,208)
Depreciation	—	—	(94)	(1,672)	—	(1,766)
Other segment expenses	—	—	(1,138)	(2,699)	—	(3,837)
Segment results	(1,276)	9,126	3,239	2,106	92,670	105,865
Unallocated other income						22,942
Unallocated other gain						68,797
Unallocated finance costs						(8,199)
Corporate and other unallocated expenses						(31,708)

Profit before tax						157,697
Other segment information
Depreciation and amortization						2,623
	As of December 31,
	2025	2024	2023
	US$	US$	US$
Segment assets
Capital market solutions	—	—	—
Digital solutions and other services	—	572	1,480
Media and entertainment	126,874	137,084	126,028
Hotel operations, hospitality and VIP services	376,349	292,335	85,495
Strategic investment	208,273	152,488	79,607

Total segment assets	711,496	582,479	292,610
Unallocated corporate assets	1,588,818	1,487,439	1,193,980

Total assets	2,300,314	2,069,918	1,486,590

Segment liabilities
Digital solutions and other services	—	16,065	15,621
Media and entertainment	1,804	6,525	27,361
Hotel operations, hospitality and VIP services	288,814	277,368	106,742

Total segment liabilities	290,618	299,958	149,724
Unallocated corporate liabilities	94,759	69,931	43,292

Total liabilities	385,377	369,889	193,016

Geographical information

The following table sets forth the Group’s revenue from contracts with customers by geographical areas based on the location of the customers:

For the year ended December 31, 2025

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	324	241	6,211	6,776
Europe	—	—	8,192	—	8,192
America	—	—	5,271	—	5,271
Southeast Asia	—	2,565	4,036	21,754	28,355

	—	2,889	17,740	27,965	48,594

For the year ended December 31, 2024

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	832	664	5,801	7,297
Europe	—	—	9,661	—	9,661
America	—	—	4,867	—	4,867
Southeast Asia	—	2,564	3,667	17,331	23,562

	—	3,396	18,859	23,132	45,387

For the year ended December 31, 2023

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	13,469	—	5,132	18,601
Europe	—	—	6,582	—	6,582
America	—	—	5,250	5,169	10,419
Southeast Asia	—	—	2,642	—	2,642

	—	13,469	14,474	10,301	38,244

As of December 31, 2025, non-current assets other than financial instruments of US$67,682 (2024: US$68,905), US$189,255 (2024: US$184,215), US$56,989 (2024: US$38,183) and US$119,242 (2024: US$119,527), for the purpose of geographical information were located in Hong Kong, Singapore, Americas and Europe, respectively.